Share Capital	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share Capital	SHARE CAPITAL
Common Shares
The Company is authorized to issue an unlimited number of common shares. At December 31, 2020, the Company had 597,611,787 (2019 - 596,818,436) common shares issued and outstanding.
The amount and timing of any dividends payable by Hydro One is at the discretion of the Hydro One Board of Directors and is established on the basis of Hydro One’s results of operations, maintenance of its deemed regulatory capital structure, financial condition, cash requirements, the satisfaction of solvency tests imposed by corporate laws for the declaration and payment of dividends and other factors that the Board of Directors may consider relevant.
The following tables presents the changes to common shares during the years ended December 31, 2020 and 2019:

	Ownership by
Year ended December 31, 2020 (number of shares)	Public	Province	Total
Common shares - beginning	314,405,788	282,412,648	596,818,436
Common shares issued - LTIP[1]	351,789	—	351,789
Common shares issued - share grants[2]	441,562	—	441,562
Common shares - ending	315,199,139	282,412,648	597,611,787
	52.7%	47.3%	100%
1 In 2020, Hydro One issued from treasury 351,789 common shares in accordance with provisions of the LTIP. This included the exercise of 294,840 stock options for $7 million.
2 In 2020, Hydro One issued from treasury 441,562 common shares in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.

	Ownership by
Year ended December 31, 2019 (number of shares)	Public	Province	Total
Common shares - beginning	313,526,327	282,412,648	595,938,975
Common shares issued - LTIP[1]	416,519	—	416,519
Common shares issued - share grants[2]	462,942	—	462,942
Common shares - ending	314,405,788	282,412,648	596,818,436
	52.7%	47.3%	100%
1 In 2019, Hydro One issued from treasury 416,519 common shares in accordance with provisions of the LTIP. This included the exercise of 302,520 stock options for cash proceeds of $6 million.
2 In 2019, Hydro One issued from treasury 462,942 common shares in accordance with provisions of the PWU and the Society Share Grant Plans.
Preferred Shares
The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2020 and 2019, two series of preferred shares were authorized for issuance: the Series 1 preferred shares (Preferred Shares) and the Series 2 preferred shares. At December 31, 2020, the Company had no Preferred Shares (2019 - 16,720,000) and no Series 2 preferred shares (2019 - nil) issued and outstanding.
On November 20, 2020, Hydro One exercised its option to redeem all of its 16,720,000 outstanding Preferred Shares in accordance with their terms. The Preferred Shares were redeemed at a price of $25.00 per share, plus all accrued and unpaid dividends up to, but excluding November 20, 2020, for an aggregate redemption price of $423 million, including $418 million Preferred Shares balance and $5 million for accrued dividends. The Preferred Shares were not exchangeable or convertible into the common shares of the Company and the redemption had no impact on the Province's voting rights or ownership percentage of the outstanding common shares of Hydro One.
Hydro One may from time to time issue preferred shares in one or more series. Prior to issuing shares in a series, the Hydro One Board of Directors is required to fix the number of shares in the series and determine the designation, rights, privileges, restrictions and conditions attaching to that series of preferred shares. Holders of Hydro One’s preferred shares are not entitled to receive notice of, to attend or to vote at any meeting of the shareholders of Hydro One except that votes may be granted to a series of preferred shares when dividends have not been paid on any one or more series as determined by the applicable series provisions. Each series of preferred shares ranks on parity with every other series of preferred shares, and are entitled to a preference over the common shares and any other shares ranking junior to the preferred shares, with respect to dividends and the distribution of assets and return of capital in the event of the liquidation, dissolution or winding up of Hydro One.
For the period commencing from the date of issue of the Preferred Shares and ending on and including November 19, 2020, the holders of the Preferred Shares were entitled to receive fixed cumulative preferential dividends of $1.0625 per share per year, if and when declared by the Board of Directors, payable quarterly.
Share Ownership Restrictions
The Electricity Act imposes share ownership restrictions on securities of Hydro One carrying a voting right (Voting Securities). These restrictions provide that no person or company (or combination of persons or companies acting jointly or in concert) may beneficially own or exercise control or direction over more than 10% of any class or series of Voting Securities, including common shares of the Company (Share Ownership Restrictions). The Share Ownership Restrictions do not apply to Voting Securities held by the Province, nor to an underwriter who holds Voting Securities solely for the purpose of distributing those securities to purchasers who comply with the Share Ownership Restrictions.